ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions	3 Months Ended										12 Months Ended
	Sep. 30, 2017 USD ($) vacation_ownership_unit	Jun. 30, 2017 USD ($) vacation_ownership_unit	Jun. 17, 2016 USD ($) room	Jun. 17, 2016 AUD ($) room	Mar. 25, 2016 USD ($)	Sep. 11, 2015 USD ($) vacation_ownership_unit	Sep. 11, 2015 AUD ($)	Jun. 19, 2015 USD ($)	Mar. 27, 2015 USD ($)	Jun. 20, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2016 USD ($)	Dec. 30, 2016 AUD ($)	Jan. 01, 2016 USD ($)	Sep. 11, 2015 AUD ($) vacation_ownership_unit
Business Acquisition [Line Items]
Purchase of vacation ownership units for future transfer to inventory											$ 34	$ 0		$ 0
Non-cash issuance of debt in connection with acquisition of vacation ownership units											64	0		0
Capital expenditures for property and equipment (excluding inventory)											$ 26	35		36
Bali, Indonesia Resort One
Business Acquisition [Line Items]
Number of vacation ownership units acquired | vacation_ownership_unit	51
Consideration transferred	$ 24
Inventory	22
Property And equipment	$ 2
Marco Island, Florida
Business Acquisition [Line Items]
Number of vacation ownership units acquired | vacation_ownership_unit		36
Purchase of vacation ownership units for future transfer to inventory		$ 34
Cash from disposal of property									$ 5
Vacation ownership inventory sold									3
Marco Island, Florida | Notes Receivable
Business Acquisition [Line Items]
Non cash proceeds on sale of property									1
Big Island Of Hawaii
Business Acquisition [Line Items]
Number of vacation ownership units acquired | vacation_ownership_unit		112
Value of consideration given		$ 1
Non-cash issuance of debt in connection with acquisition of vacation ownership units		64
Acquisition of rooms of an operating hotel		$ 27
Miami, Florida
Business Acquisition [Line Items]
Acquisition of an operating hotel					$ 24
Cash paid for acquisition of operating hotel					$ 24
San Francisco, California
Business Acquisition [Line Items]
Number of units disposed of in connection with disposition of asset | room			19	19
Cash from disposal of property			$ 20
Gain on sale of real estate, other												11
Surfers Paradise, Australia
Business Acquisition [Line Items]
Acquisition of an operating hotel						$ 62	$ 85
Cash paid for acquisition of operating hotel						61	83
Cash from disposal of property			51	$ 71
Gain on sale of real estate, other												$ 1	$ 1
Assumed net liabilities for acquisition of operating hotel						1	$ 2
Purchase price allocation, land						21									$ 29
Purchase price allocation, building and leasehold improvements						37									49
Surfers Paradise, Australia | Maximum
Business Acquisition [Line Items]
Guarantee of net operating income associated with the disposition of real estate			$ 2	$ 3
Surfers Paradise, Australia | Furniture And Equipment
Business Acquisition [Line Items]
Purchase price allocation, furniture and equipment						$ 5									$ 6
Washington, D.C.
Business Acquisition [Line Items]
Number of rooms | vacation_ownership_unit						71									71
Acquisition of rooms of an operating hotel						$ 32
San Diego, California
Business Acquisition [Line Items]
Acquisition of an operating hotel									55
Cash paid for acquisition of operating hotel									55
Purchase price allocation, property and equipment									54
Purchase price allocation, other assets									$ 1
Purchase of operating hotels														47
Capital expenditures for property and equipment (excluding inventory)														8
Hawaii
Business Acquisition [Line Items]
Cash from disposal of property								$ 20		$ 40
Purchase and sale agreement, gross cash consideration										$ 60
Hawaii | Gains and other income
Business Acquisition [Line Items]
Gain on sale of real estate, other														$ 9